Long Term Debt - Recorded Interest Expense, Net (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Aug. 02, 2015	Aug. 03, 2014	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Debt Disclosure [Abstract]
D&B Inc debt-based interest expense	$ 2,649	$ 7,110	$ 7,350	$ 14,173
D&B Entertainment note interest accretion		4,018		8,341	$ 8,341	$ 15,881	$ 14,141
Amortization of issuance cost and discount	193	756	526	1,556	2,295	3,189	2,946
Gain on early collection of a note receivable	(493)		(493)
Interest income	(79)	(67)	(146)	(135)	(329)	(334)	(336)
Less capitalized interest	(47)	(133)	(364)	(239)	(535)	(602)	(510)
Total interest expense, net	$ 2,223	$ 11,684	$ 6,873	$ 23,696	34,789	47,809	47,634
D & B Inc. Old Debt Structure [Member]
Debt Disclosure [Abstract]
D&B Inc debt-based interest expense					13,562	$ 29,675	$ 31,393
D & B Inc. New Debt Structure [Member]
Debt Disclosure [Abstract]
D&B Inc debt-based interest expense					$ 11,455